Payden Limited Maturity Fund

Schedule of Investments
- January 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (31%
)
10,992,657 ACRES Commercial Realty Ltd. 2021-FL1
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.314% ) , 6.65% , 6/15/36 (a) (b) $ 10,770
4,814,943 ACRES Commercial Realty Ltd. 2021-FL2
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.514% ) , 6.85% , 1/15/37 (a) (b) 4,800
1,258,465 AEP Texas Restoration Funding LLC 2019-1 ,
2.06% , 2/01/27 1,243
2,017,196 Ally Auto Receivables Trust 2022-3 , 5.29% ,
6/16/25 2,016
3,949,094 Ally Auto Receivables Trust 2023-1 , 5.76% ,
11/15/26 3,955
60,044 American Credit Acceptance Receivables Trust
2022-4 144A , 6.20% , 5/13/26 (a) 60
808,355 American Credit Acceptance Receivables Trust
2023-1 144A , 5.45% , 9/14/26 (a) 808
2,704,973 American Credit Acceptance Receivables Trust
2023-2 144A , 5.89% , 10/13/26 (a) 2,706
3,700,000 American Credit Acceptance Receivables Trust
2024-1 144A , 5.61% , 1/12/27 (a) 3,708
2,947,877 American Credit Acceptance Receivables Trust
2023-3 144A , 6.00% , 3/12/27 (a) 2,951
5,080,000 Arbor Realty Commercial Real Estate Notes
Ltd. 2021-FL4 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.464% ) , 6.80% ,
11/15/36 (a) (b) 5,054
3,500,000 Arbor Realty Commercial Real Estate Notes
Ltd. 2022-FL1 144A , ( U.S. Secured Overnight
Financing Rate Index 30day Average + 1.450% ) ,
6.80% , 1/15/37 (a) (b) 3,483
69,215 ARI Fleet Lease Trust 2021-A 144A , 0.37% ,
3/15/30 (a) 69
3,700,000 ARI Fleet Lease Trust 2023-B 144A , 6.05% ,
7/15/32 (a) 3,741
5,502,640 Bain Capital Credit CLO Ltd. 2017-1A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.232% ) , 6.55% , 7/20/30 (a) (b) 5,508
1,767,780 Ballyrock CLO Ltd. 2019-2A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.262% ) ,
6.63% , 11/20/30 (a) (b) 1,768
1,895,920 Bank of America Auto Trust 2023-1A 144A ,
5.83% , 5/15/26 (a) 1,899
5,500,000 Barclays Dryrock Issuance Trust 2021-1 , 0.63% ,
7/15/27 5,343
1,089,999 BDS Ltd. 2021-FL10 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.464% ) , 6.80% ,
12/16/36 (a) (b) 1,076
3,418,159 BMW Vehicle Lease Trust 2023-1 , 5.27% ,
2/25/25 3,416
8,850,000 BMW Vehicle Owner Trust 2023-A , 5.72% ,
4/27/26 8,861
3,517,877 Bristol Park CLO Ltd. 2016-1A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
1.252% ) , 6.57% , 4/15/29 (a) (b) 3,519
7,600,000 BSPRT Issuer Ltd. 2023-FL10 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
2.259% ) , 7.59% , 9/15/35 (a) (b) 7,669
4,023,994 BSPRT Issuer Ltd. 2021-FL7 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.434% ) ,
6.77% , 12/15/38 (a) (b) 4,014
3,420,942 Capital One Prime Auto Receivables Trust 2022-
2 , 3.74% , 9/15/25 3,406
Principal
or Shares Security Description
Value
(000)
4,323,148 CarMax Auto Owner Trust 2023-4 , 5.73% ,
10/15/24 $ 4,325
4,333,600 CarMax Auto Owner Trust 2023-1 , 5.23% ,
1/15/26 4,327
7,700,000 CarMax Auto Owner Trust 2023-4 , 6.08% ,
12/15/26 7,756
1,412,858 Carvana Auto Receivables Trust 2022-P3 ,
4.42% , 12/10/25 1,410
2,769,761 Carvana Auto Receivables Trust 2021-P2 ,
0.49% , 3/10/26 2,733
3,991,095 Carvana Auto Receivables Trust 2023-P1 144A ,
6.02% , 4/10/26 (a) 3,992
3,698,900 Carvana Auto Receivables Trust 2023-P2 144A ,
5.98% , 8/10/26 (a) 3,701
1,770,990 Carvana Auto Receivables Trust 2023-P3 144A ,
6.09% , 11/10/26 (a) 1,775
6,051,905 Carvana Auto Receivables Trust 2021-P4 ,
1.31% , 1/11/27 5,879
3,641,589 Carvana Auto Receivables Trust 2023-P4 144A ,
6.23% , 1/11/27 (a) 3,653
4,493,499 Carvana Auto Receivables Trust 2022-P1 ,
3.35% , 2/10/27 4,419
536,869 CCG Receivables Trust 2021-1 144A , 0.30% ,
6/14/27 (a) 532
1,508,070 CHCP Ltd. 2021-FL1 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.164% ) ,
6.50% , 2/15/38 (a) (b) 1,494
164,582 Chesapeake Funding II LLC 2020-1A 144A ,
0.87% , 8/15/32 (a) 164
2,530,686 Chesapeake Funding II LLC 2021-1A 144A ,
( U.S. Secured Overnight Financing Rate Index
30day Average + 0.344% ) , 5.69% , 4/15/33 (a) (b) 2,523
4,065,030 CIFC Funding 2014-II-R Ltd. 2014-2RA 144A ,
( 3 mo. Term Secured Overnight Financing Rate
+ 1.312% ) , 6.63% , 4/24/30 (a) (b) 4,068
1,500,000 Cifc Funding Ltd. 2014-4RA 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.212% ) ,
6.53% , 1/17/35 (a) (b) 1,500
3,515,621 CIFC Funding Ltd. 2015-3A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.132% ) ,
6.44% , 4/19/29 (a) (b) 3,516
1,654,997 CIFC Funding Ltd. 2017-2A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.212% ) ,
6.53% , 4/20/30 (a) (b) 1,654
5,979,686 CIFC Funding Ltd. 2017-4A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.212% ) ,
6.53% , 10/24/30 (a) (b) 5,989
3,767,432 CIFC Funding Ltd. 2018-1A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.262% ) ,
6.56% , 4/18/31 (a) (b) 3,774
2,469,347 CIFC Funding Ltd. 2013-3RA 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
1.242% ) , 6.56% , 4/24/31 (a) (b) 2,472
6,245,502 CIFC Funding Ltd. 2018-3A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.362% ) ,
6.66% , 7/18/31 (a) (b) 6,250
5,600,000 CNH Equipment Trust 2023-B , 5.90% , 2/16/27 5,631
312,503 Commonbond Student Loan Trust 2017-AGS
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 0.964% ) , 6.30% , 5/25/41 (a) (b) 308
1,103,804 Dell Equipment Finance Trust 2023-2 144A ,
5.64% , 6/24/24 (a) 1,104

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
5,500,000 Dell Equipment Finance Trust 2023-2 144A ,
5.84% , 1/22/29 (a) $ 5,513
2,550,000 Dell Equipment Finance Trust 2023-3 144A ,
6.10% , 4/23/29 (a) 2,569
10,954,064 Dewolf Park CLO Ltd. 2017-1A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
1.182% ) , 6.50% , 10/15/30 (a) (b) 10,954
2,900,000 DLLAA LLC 2023-1A 144A , 5.93% , 7/20/26 (a) 2,913
1,300,000 DLLST LLC 2024-1A 144A , 5.05% , 8/20/27 (a) 1,304
7,732,394 Dryden 36 Senior Loan Fund 2014-36A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.282% ) , 6.60% , 4/15/29 (a) (b) 7,735
2,025,388 Dryden Senior Loan Fund 2015-41A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.232% ) , 6.55% , 4/15/31 (a) (b) 2,024
526,965 Enterprise Fleet Financing LLC 2023-2 144A ,
5.79% , 6/20/24 (a) 527
3,227,449 Enterprise Fleet Financing LLC 2021-3 144A ,
0.77% , 8/20/27 (a) 3,159
9,100,000 Enterprise Fleet Financing LLC 2024-1 144A ,
5.23% , 3/20/30 (a) 9,122
466,723 Enterprise Fleet Funding LLC 2021-1 144A ,
0.44% , 12/21/26 (a) 463
1,352,336 Exeter Automobile Receivables Trust 2023-4A ,
6.07% , 12/15/25 1,353
2,850,000 Exeter Automobile Receivables Trust 2023-3A ,
6.04% , 7/15/26 2,853
2,205,360 Exeter Automobile Receivables Trust 2022-6A ,
5.70% , 8/17/26 2,205
1,950,000 Exeter Automobile Receivables Trust 2023-4A ,
6.06% , 9/15/26 1,955
860,745 Flagship Credit Auto Trust 2022-3 144A ,
4.06% , 10/15/25 (a) 860
2,322,450 Flagship Credit Auto Trust 2021-4 144A ,
0.81% , 7/17/26 (a) 2,293
1,411,320 Flagship Credit Auto Trust 2022-1 144A ,
1.79% , 10/15/26 (a) 1,391
2,453,226 Flagship Credit Auto Trust 2023-1 144A ,
5.38% , 12/15/26 (a) 2,448
10,175,711 Flagship Credit Auto Trust 2023-2 144A ,
5.76% , 4/15/27 (a) 10,163
3,661,126 Flagship Credit Auto Trust 2023-3 144A ,
5.89% , 7/15/27 (a) 3,671
1,947,543 Flatiron CLO Ltd. 2017-1A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.242% ) ,
6.62% , 5/15/30 (a) (b) 1,946
7,707,030 Flatiron CLO Ltd. 2018-1A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.212% ) ,
6.53% , 4/17/31 (a) (b) 7,716
2,688,259 Ford Auto Securitization Trust II 2023-AA
144A , 5.21% , 6/15/25 CAD (a) (c) 1,998
4,224,427 Ford Credit Auto Lease Trust 2023-A , 5.19% ,
6/15/25 4,220
1,364,004 Ford Credit Auto Owner Trust 2022-C , 4.52% ,
4/15/25 1,362
6,661,862 FS RIALTO 2021-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.334% ) ,
6.67% , 5/16/38 (a) (b) 6,594
2,565,000 FS Rialto Issuer LLC 2022-FL6 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
2.580% ) , 7.92% , 8/17/37 (a) (b) 2,574
Principal
or Shares Security Description
Value
(000)
2,100,000 FS Rialto-Fl4 Issuer LLC 2022-FL4 144A , ( U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.900% ) , 7.25% , 1/19/39 (a) (b) $ 2,077
2,643,781 Galaxy XV CLO Ltd. 2013-15A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
1.232% ) , 6.55% , 10/15/30 (a) (b) 2,642
3,113,667 Galaxy XXIII CLO Ltd. 2017-23A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.132% ) , 6.45% , 4/24/29 (a) (b) 3,112
684,317 Galaxy XXVII CLO Ltd. 2018-27A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.282% ) , 6.67% , 5/16/31 (a) (b) 684
2,615,248 GLS Auto Receivables Issuer Trust 2023-4A
144A , 5.77% , 11/15/24 (a) 2,615
3,331,634 GM Financial Automobile Leasing Trust 2023-1 ,
5.27% , 6/20/25 3,330
8,001,222 GM Financial Automobile Leasing Trust 2023-2 ,
5.44% , 10/20/25 7,996
9,665,000 GM Financial Automobile Leasing Trust 2023-2 ,
5.05% , 7/20/26 9,671
5,566,142 GM Financial Consumer Automobile Receivables
Trust 2023-1 , 5.19% , 3/16/26 5,557
4,782,205 GM Financial Consumer Automobile Receivables
Trust 2023-3 , 5.74% , 9/16/26 4,790
2,300,000 GM Financial Consumer Automobile Receivables
Trust 2024-1 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.400% ) , 5.75% ,
2/16/27 (b) 2,301
789,353 Greystone CRE Notes Ltd. 2019-FL2 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.294% ) , 6.63% , 9/15/37 (a) (b) 785
7,375,635 Hayfin U.S. XII Ltd. 2018-9A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
1.412% ) , 6.73% , 4/28/31 (a) (b) 7,386
7,192,195 Honda Auto Receivables Owner Trust 2023-2 ,
5.41% , 4/15/26 7,193
5,050,000 HPEFS Equipment Trust 2023-2A 144A ,
6.04% , 1/21/31 (a) 5,092
5,353,492 Hyundai Auto Lease Securitization Trust 2023-A
144A , 5.20% , 4/15/25 (a) 5,349
3,894,499 Hyundai Auto Lease Securitization Trust 2023-B
144A , 5.47% , 9/15/25 (a) 3,892
7,300,000 Hyundai Auto Lease Securitization Trust 2023-C
144A , 5.85% , 3/16/26 (a) 7,334
4,500,000 Hyundai Auto Lease Securitization Trust 2023-B
144A , 5.15% , 6/15/26 (a) 4,505
6,000,000 Hyundai Auto Receivables Trust 2023-B , 5.77% ,
5/15/26 6,012
5,900,000 John Deere Owner Trust 2023-B , 5.59% ,
6/15/26 5,903
5,000,000 KREF Ltd. 2021-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.184% ) ,
6.52% , 2/15/39 (a) (b) 4,950
8,100,000 Kubota Credit Owner Trust 2023-2A 144A ,
5.61% , 7/15/26 (a) 8,122
7,109,474 LCM XXIV Ltd. 24A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.242% ) ,
6.56% , 3/20/30 (a) (b) 7,114
1,311,450 Madison Park Funding XIII Ltd. 2014-13A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 1.212% ) , 6.52% , 4/19/30 (a) (b) 1,312

Principal
or Shares Security Description
Value
(000)
13,128,871 Madison Park Funding XVII Ltd. 2015-17A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 1.262% ) , 6.58% , 7/21/30 (a) (b) $ 13,159
942,260 Madison Park Funding XXVI Ltd. 2017-26A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 1.462% ) , 6.78% , 7/29/30 (a) (b) 943
2,582,383 Madison Park Funding XXX Ltd. 2018-30A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 1.012% ) , 6.33% , 4/15/29 (a) (b) 2,582
2,506,540 Magnetite VII Ltd. 2012-7A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.062% ) ,
6.38% , 1/15/28 (a) (b) 2,505
2,805,781 Mercedes-Benz Auto Receivables Trust 2023-1 ,
5.09% , 1/15/26 2,801
5,860,000 MF1 Ltd. 2022-FL8 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.350% ) , 6.69% ,
2/19/37 (a) (b) 5,812
5,950,000 MMAF Equipment Finance LLC 2023-A 144A ,
5.79% , 11/13/26 (a) 5,977
3,600,000 MMAF Equipment Finance LLC 2024-A 144A ,
5.20% , 9/13/27 (a) 3,601
1,050,000 MMAF Equipment Finance LLC 2022-A 144A ,
3.20% , 1/13/28 (a) 1,023
997,143 Navient Private Education Refi Loan Trust 2021-
A 144A , 0.84% , 5/15/69 (a) 881
357,902 Navient Private Education Refi Loan Trust 2020-
GA 144A , 1.17% , 9/16/69 (a) 324
2,250,000 Navistar Financial Dealer Note Master Owner
Trust II 2023-1 144A , 6.18% , 8/25/28 (a) 2,277
14,199,956 Neuberger Berman Loan Advisers CLO
Ltd. 2017-25A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.192% ) , 6.49% ,
10/18/29 (a) (b) 14,208
4,879,295 Nissan Auto Lease Trust 2023-A , 5.10% ,
3/17/25 4,872
6,633,996 Nissan Auto Lease Trust 2023-B , 5.74% ,
8/15/25 6,642
1,851,190 Nissan Auto Receivables Owner Trust 2022-B ,
4.50% , 8/15/25 1,847
922,232 Palmer Square CLO Ltd. 2014-1A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.392% ) , 6.71% , 1/17/31 (a) (b) 925
1,984,189 Palmer Square CLO Ltd. 2018-2A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.362% ) , 6.68% , 7/16/31 (a) (b) 1,987
7,520,000 PFS Financing Corp. 2021-B 144A , 0.77% ,
8/15/26 (a) 7,326
9,100,000 PFS Financing Corp. 2024-A 144A , ( U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.850% ) , 6.18% , 1/15/28 (a) (b) 9,100
2,925,576 Porsche Financial Auto Securitization Trust
2023-1A 144A , 5.42% , 12/22/26 (a) 2,924
5,000,000 RR Ltd. 2022-24A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.730% ) , 7.08% ,
1/15/36 (a) (b) 5,021
2,328,721 Santander Bank Auto Credit-Linked Notes 2022-
B 144A , 5.72% , 8/16/32 (a) 2,321
2,908,187 Santander Bank Auto Credit-Linked Notes 2022-
C 144A , 6.45% , 12/15/32 (a) 2,912
2,675,799 Santander Bank Auto Credit-Linked Notes 2023-
A 144A , 6.49% , 6/15/33 (a) 2,691
566,179 Santander Bank N.A.-SBCLN 2021-1A 144A ,
1.83% , 12/15/31 (a) 553
Principal
or Shares Security Description
Value
(000)
213,702 Santander Consumer Auto Receivables Trust
2021-BA 144A , 1.45% , 10/16/28 (a) $ 213
1,598,647 Santander Drive Auto Receivables Trust 2022-1 ,
2.36% , 8/17/26 1,586
4,713,817 Santander Drive Auto Receivables Trust 2022-5 ,
4.11% , 8/17/26 4,693
6,100,000 Santander Drive Auto Receivables Trust 2024-1 ,
5.71% , 2/16/27 6,102
8,072,158 Santander Drive Auto Receivables Trust 2023-4 ,
6.18% , 2/16/27 8,095
9,778,155 Santander Drive Auto Receivables Trust 2023-5 ,
6.31% , 7/15/27 9,829
950,709 Santander Drive Auto Receivables Trust 2021-3 ,
0.95% , 9/15/27 944
2,949,912 SFS Auto Receivables Securitization Trust 2023-
1A 144A , 5.89% , 3/22/27 (a) 2,958
5,400,000 SFS Auto Receivables Securitization Trust 2024-
1A 144A , 5.35% , 6/21/27 (a) 5,409
1,302,033 SoFi Consumer Loan Program Trust 2023-1S
144A , 5.81% , 5/15/31 (a) 1,301
4,147,093 STWD Ltd. 2021-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.314% ) ,
6.65% , 4/18/38 (a) (b) 4,049
1,400,946 TCI-Symphony CLO Ltd. 2017-1A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.192% ) , 6.51% , 7/15/30 (a) (b) 1,399
6,400,000 Tesla Auto Lease Trust 2023-B 144A , 6.02% ,
9/22/25 (a) 6,425
181,917 Towd Point Mortgage Trust 2017-5 144A , ( 1
mo. Term Secured Overnight Financing Rate +
0.714% ) , 5.89% , 2/25/57 (a) (b) 184
6,749,312 Toyota Auto Receivables Owner Trust 2023-A ,
5.05% , 1/15/26 6,734
6,200,000 Toyota Lease Owner Trust 2023-B 144A , 5.73% ,
4/20/26 (a) 6,233
3,300,000 Verizon Master Trust 2024-1 , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 0.650% ) , 6.00% , 12/20/28 (b) 3,307
8,600,000 Volkswagen Auto Lease Trust 2023-A , 5.87% ,
1/20/26 8,629
2,506,601 Volkswagen Auto Loan Enhanced Trust 2023-1 ,
5.50% , 12/21/26 2,509
3,280,778 Westlake Automobile Receivables Trust 2023-
4A 144A , 5.88% , 11/15/24 (a) 3,283
6,254,704 Westlake Automobile Receivables Trust 2023-
1A 144A , 5.51% , 6/15/26 (a) 6,250
6,750,000 Westlake Automobile Receivables Trust 2023-
3A 144A , 5.96% , 10/15/26 (a) 6,768
1,000,000 Westlake Automobile Receivables Trust 2023-
2A 144A , 5.80% , 2/16/27 (a) 1,003
1,629,969 Wheels SPV 2 LLC 2021-1A 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 0.394% ) ,
5.73% , 8/20/29 (a) (b) 1,629
4,836,654 World Omni Auto Receivables Trust 2021-B ,
0.42% , 6/15/26 4,718
8,118,098 World Omni Auto Receivables Trust 2023-A ,
5.18% , 7/15/26 8,103
2,549,592 World Omni Automobile Lease Securitization
Trust 2023-A , 5.47% , 11/17/25 2,550
Total Asset Backed (Cost - $617,507)
618,518
Commercial Paper(d) (10%
)
15,000,000 Amcor Flexibles North America Inc. , 5.53% ,
2/20/24 14,953

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
15,000,000 Ameren Illinois Co. , 5.60% , 2/08/24 $ 14,982
10,000,000 Bank of Nova Scotia , 6.00% , 10/17/24 9,642
8,500,000 Bayer AG , 6.30% , 7/23/24 8,273
10,000,000 Bayerische Landesbk Giro. , 5.71% , 2/13/24 9,981
10,000,000 BNP Paribas SA , 5.90% , 6/07/24 9,813
10,000,000 BPCE SA , 6.03% , 7/25/24 9,742
14,500,000 Delmarva Power & Light Co. , 5.47% , 2/05/24 14,489
10,000,000 Dominion Resources Services Inc. , 5.54% ,
2/08/24 9,988
7,000,000 Evergy Metro Inc. , 5.49% , 2/01/24 6,999
8,000,000 Evergy Metro Inc. , 5.49% , 2/08/24 7,990
9,000,000 Glencore Funding LLC , 5.71% , 2/01/24 8,997
10,000,000 ING (U.S.) Funding LLC , 5.85% , 5/17/24 9,841
8,000,000 Martindale Industrial Finance Ltd. , 6.00% ,
5/17/24 7,870
2,500,000 Mondelez International Inc. , 5.44% , 2/07/24 2,497
5,000,000 Puget Sound Energy Inc. , 5.58% , 2/16/24 4,988
10,000,000 Puget Sound Energy Inc. , 5.60% , 2/08/24 9,988
10,000,000 Ryder System Inc. , 5.56% , 2/23/24 9,965
12,000,000 Skandinaviska Enskilda Banken AB , 6.03% ,
3/08/24 12,002
10,000,000 Toronto-Dominion Bank , 6.00% , 9/04/24 9,697
2,000,000 VW Credit Inc. , 5.56% , 2/01/24 2,000
5,000,000 VW Credit Inc. , 8.72% , 2/01/24 4,993
Total Commercial Paper (Cost - $199,564)
199,690
Corporate Bond (35%
)
Financial  (19%)
9,500,000 ABN AMRO Bank NV 144A , ( Secured
Overnight Financing Rate + 1.780% ) , 7.13% ,
9/18/27 (a) (b) (e) 9,559
13,950,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust 3NC1 , 1.75% , 10/29/24 13,548
1,750,000 Air Lease Corp. , 2.88% , 1/15/26 1,672
2,980,000 Ally Financial Inc. , 5.75% , 11/20/25 2,990
7,055,000 American Express Co. , ( U.S. Secured Overnight
Financing Rate + 0.760% ) , 6.12% , 2/13/26 (b) 7,056
4,680,000 American Express Co. , ( U.S. Secured Overnight
Financing Rate + 0.999% ) , 4.99% , 5/01/26 (b) 4,677
4,260,000 American Express Co. , ( U.S. Secured Overnight
Financing Rate + 1.330% ) , 6.34% , 10/30/26 (b) 4,349
8,435,000 American Express Co. , ( Secured Overnight
Financing Rate + 0.970% ) , 6.32% , 7/28/27 (b) 8,451
8,780,000 Australia & New Zealand Banking Group Ltd.
144A , 4.83% , 2/03/25 (a) 8,760
8,125,000 Australia & New Zealand Banking Group Ltd. ,
5.38% , 7/03/25 8,193
8,950,000 Bank of America Corp. , ( U.S. Secured Overnight
Financing Rate + 0.690% ) , 6.04% , 4/22/25 (b) 8,956
5,000,000 Bank of America Corp. MPLE , ( 3 mo. CDOR
CAD + 0.898% ) , 2.93% , 4/25/25 CAD (b) (c) 3,697
6,625,000 Bank of America N.A. , 5.65% , 8/18/25 6,707
6,425,000 Bank of Montreal , 5.20% , 12/12/24 6,426
9,930,000 Bank of Montreal , 5.92% , 9/25/25 10,103
4,510,000 Banque Federative du Credit Mutuel SA 144A ,
( Secured Overnight Financing Rate + 1.400% ) ,
6.75% , 7/13/26 (a) (b) 4,559
4,270,000 Banque Federative du Credit Mutuel SA 144A ,
5.09% , 1/23/27 (a) 4,304
1,905,000 Blackstone Private Credit Fund , 2.70% , 1/15/25 1,849
1,883,000 Blue Owl Capital Corp. , 3.75% , 7/22/25 1,820
3,250,000 BPCE SA 144A , ( U.S. Secured Overnight
Financing Rate + 0.570% ) , 5.92% ,
1/14/25 (a) (b) 3,253
Principal
or Shares Security Description
Value
(000)
4,810,000 BPCE SA 144A , ( U.S. Secured Overnight
Financing Rate + 0.960% ) , 6.31% ,
9/25/25 (a) (b) $ 4,826
900,000 BPCE SA 144A , 5.20% , 1/18/27 (a) 907
8,940,000 Canadian Imperial Bank of Commerce , ( Secured
Overnight Financing Rate + 0.420% ) , 5.77% ,
10/18/24 (b) 8,942
9,905,000 Canadian Imperial Bank of Commerce , ( U.S.
Secured Overnight Financing Rate + 1.220% ) ,
6.57% , 10/02/26 (b) 9,969
1,196,000 Capital One N.A. , ( U.S. Secured Overnight
Financing Rate + 0.911% ) , 2.28% , 1/28/26 (b) 1,157
3,010,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 5.13% , 5/01/27 (a) 2,905
2,070,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 0.686% ) , 6.03% , 10/30/24 (b) 2,074
7,610,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 0.669% ) , 6.01% , 5/01/25 (b) 7,608
7,500,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 1.372% ) , 4.14% , 5/24/25 (b) 7,463
5,570,000 Citizens Bank N.A. , ( U.S. Secured Overnight
Financing Rate + 1.450% ) , 6.06% , 10/24/25 (b) 5,554
7,265,000 Commonwealth Bank of Australia , 5.08% ,
1/10/25 (e) 7,267
4,395,000 Commonwealth Bank of Australia 144A , ( U.S.
Secured Overnight Financing Rate + 0.750% ) ,
6.10% , 3/13/26 (a) (b) 4,408
7,990,000 Credit Agricole SA 144A , ( U.S. Secured
Overnight Financing Rate + 1.290% ) , 6.64% ,
7/05/26 (a) (b) 8,085
2,980,000 Daimler Truck Finance North America LLC
144A , 5.60% , 8/08/25 (a) 3,005
2,970,000 Enact Holdings Inc. 144A , 6.50% , 8/15/25 (a) 2,966
6,640,000 GA Global Funding Trust 144A , ( U.S. Secured
Overnight Financing Rate + 0.500% ) , 5.85% ,
9/13/24 (a) (b) 6,623
5,000,000 Goldman Sachs Group Inc. , 5.70% , 11/01/24 (e) 5,015
7,865,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.075% ) , 5.80% ,
8/10/26 (b) 7,942
1,655,000 Golub Capital BDC Inc. , 3.38% , 4/15/24 1,646
4,415,000 Huntington National Bank , ( U.S. Secured
Overnight Financing Rate + 1.205% ) , 4.01% ,
5/16/25 (b) 4,375
3,637,000 Huntington National Bank , ( U.S. Secured
Overnight Financing Rate + 1.215% ) , 5.70% ,
11/18/25 (b) 3,618
1,625,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 5.25% , 5/15/27 1,463
7,135,000 Jackson National Life Global Funding 144A ,
( U.S. Secured Overnight Financing Rate +
1.150% ) , 6.50% , 6/28/24 (a) (b) 7,150
4,100,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.190% ) , 5.04% , 1/23/28 (b) 4,119
2,250,000 Macquarie Bank Ltd. 144A , ( U.S. Secured
Overnight Financing Rate + 1.200% ) , 6.55% ,
12/07/26 (a) (b) 2,269
3,890,000 Macquarie Group Ltd. 144A , ( U.S. Secured
Overnight Financing Rate + 0.710% ) , 6.06% ,
10/14/25 (a) (b) 3,872
9,500,000 Mitsubishi UFJ Financial Group Inc. , 2.80% ,
7/18/24 9,388

Principal
or Shares Security Description
Value
(000)
6,430,000 Mitsubishi UFJ Financial Group Inc. , ( U.S.
Secured Overnight Financing Rate + 0.940% ) ,
6.30% , 2/20/26 (b) $ 6,439
7,296,000 Morgan Stanley MPLE , 3.00% , 2/07/24 CAD (c) 5,424
1,785,000 Morgan Stanley I , ( U.S. Secured Overnight
Financing Rate + 0.745% ) , 0.86% , 10/21/25 (b) 1,725
9,765,000 Morgan Stanley Bank N.A. , ( U.S. Secured
Overnight Financing Rate + 1.165% ) , 6.51% ,
10/30/26 (b) 9,871
4,775,000 Morgan Stanley Bank N.A. , ( U.S. Secured
Overnight Financing Rate + 1.080% ) , 4.95% ,
1/14/28 (b) 4,789
885,000 Nasdaq Inc. , 5.65% , 6/28/25 894
3,930,000 NatWest Markets PLC 144A , ( U.S. Secured
Overnight Financing Rate + 0.530% ) , 5.89% ,
8/12/24 (a) (b) 3,929
5,425,000 New York Life Global Funding 144A , 5.45% ,
9/18/26 (a) 5,537
4,855,000 PNC Financial Services Group Inc. , ( Secured
Overnight Financing Rate + 1.730% ) , 6.62% ,
10/20/27 (b) 5,048
1,895,000 PNC Financial Services Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.342% ) , 5.30% ,
1/21/28 (b) (e) 1,912
900,000 PRA Group Inc. 144A , 7.38% , 9/01/25 (a) 906
1,815,000 Principal Life Global Funding II 144A , 5.00% ,
1/16/27 (a) 1,830
2,465,000 Protective Life Global Funding 144A , 4.99% ,
1/12/27 (a) (e) 2,481
1,550,000 Radian Group Inc. , 6.63% , 3/15/25 1,558
1,885,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A , 2.88% , 10/15/26 (a) 1,731
5,970,000 Royal Bank of Canada GMTn , 4.95% , 4/25/25 5,980
8,515,000 Royal Bank of Canada , 4.88% , 1/19/27 8,562
2,995,000 Starwood Property Trust Inc. , 4.75% , 3/15/25 2,938
7,595,000 Sumitomo Mitsui Financial Group Inc. , ( U.S.
Secured Overnight Financing Rate + 1.430% ) ,
6.78% , 1/13/26 (b) 7,674
4,625,000 Sumitomo Mitsui Trust Bank Ltd. 144A , ( U.S.
Secured Overnight Financing Rate + 0.440% ) ,
5.79% , 9/16/24 (a) (b) 4,623
4,920,000 Sumitomo Mitsui Trust Bank Ltd. 144A , ( U.S.
Secured Overnight Financing Rate + 1.120% ) ,
6.48% , 3/09/26 (a) (b) 4,951
7,275,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 1.320% ) , 6.67% ,
4/25/26 (b) (e) 7,322
8,910,000 Wells Fargo Bank N.A. , 5.55% , 8/01/25 9,006
8,525,000 Wells Fargo Bank N.A. , 4.81% , 1/15/26 8,543
900,000 XHR LP 144A , 6.38% , 8/15/25 (a) 901
370,119
Industrial  (12%)
4,205,000 7-Eleven Inc. 144A , 0.80% , 2/10/24 (a) 4,198
3,030,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A , 3.25% ,
3/15/26 (a) 2,881
2,970,000 Allison Transmission Inc. 144A , 4.75% ,
10/01/27 (a) 2,859
4,580,000 American Honda Finance Corp. , ( U.S. Secured
Overnight Financing Rate + 0.920% ) , 6.27% ,
1/12/26 (b) (e) 4,609
607,000 Avery Dennison Corp. , 0.85% , 8/15/24 591
Principal
or Shares Security Description
Value
(000)
2,590,000 Baxter International Inc. , ( Secured Overnight
Financing Rate + 0.440% ) , 5.80% , 11/29/24 (b) $ 2,587
3,385,000 BMW U.S. Capital LLC 144A , ( Secured
Overnight Financing Rate + 0.530% ) , 5.88% ,
4/01/24 (a) (b) 3,387
8,425,000 BMW U.S. Capital LLC 144A , 5.30% ,
8/11/25 (a) 8,499
5,800,000 Boeing Co. , 1.43% , 2/04/24 5,798
8,615,000 Caterpillar Financial Services Corp. , ( U.S.
Secured Overnight Financing Rate + 0.520% ) ,
5.87% , 6/13/25 (b) 8,638
1,550,000 CDW LLC/CDW Finance Corp. , 5.50% ,
12/01/24 1,544
471,000 Coty Inc. 144A , 5.00% , 4/15/26 (a) 463
4,610,000 Daimler Truck Finance North America LLC
144A , ( U.S. Secured Overnight Financing Rate +
0.750% ) , 6.10% , 12/13/24 (a) (b) 4,613
3,580,000 Daimler Truck Finance North America LLC
144A , 5.20% , 1/17/25 (a) 3,580
1,000,000 Daimler Truck Finance North America LLC
144A , 5.00% , 1/15/27 (a) 1,006
1,740,000 Element Fleet Management Corp. 144A , 1.60% ,
4/06/24 (a) 1,726
2,095,000 Ford Motor Credit Co. LLC , 5.58% , 3/18/24 2,094
1,300,000 Ford Motor Credit Co. LLC , 3.66% , 9/08/24 1,283
1,900,000 Ford Motor Credit Co. LLC , 4.06% , 11/01/24 1,876
1,340,000 Ford Motor Credit Co. LLC , 5.13% , 6/16/25 1,329
3,600,000 Ford Motor Credit Co. LLC , ( U.S. Secured
Overnight Financing Rate + 2.950% ) , 8.31% ,
3/06/26 (b) 3,694
1,550,000 Freeport-McMoRan Inc. , 4.55% , 11/14/24 1,537
1,410,000 General Mills Inc. , 4.70% , 1/30/27 1,412
3,745,000 General Motors Financial Co. Inc. , 1.05% ,
3/08/24 3,728
4,765,000 General Motors Financial Co. Inc. , ( U.S. Secured
Overnight Financing Rate + 0.620% ) , 5.97% ,
10/15/24 (b) 4,763
5,640,000 General Motors Financial Co. Inc. , ( Secured
Overnight Financing Rate + 1.300% ) , 6.65% ,
4/07/25 (b) 5,654
1,365,000 Genuine Parts Co. , 1.75% , 2/01/25 1,319
645,000 Graphic Packaging International LLC , 4.13% ,
8/15/24 639
1,550,000 HCA Inc. , 5.38% , 2/01/25 1,549
6,845,000 Hewlett Packard Enterprise Co. , 5.90% ,
10/01/24 6,855
5,210,000 Hyundai Capital America 144A , 5.80% ,
6/26/25 (a) 5,248
4,250,000 Hyundai Capital America 144A , ( U.S. Secured
Overnight Financing Rate + 1.150% ) , 6.51% ,
8/04/25 (a) (b) 4,255
1,880,000 Hyundai Capital America 144A , 6.25% ,
11/03/25 (a) 1,912
6,285,000 Hyundai Capital America 144A , ( U.S. Secured
Overnight Financing Rate + 1.500% ) , 6.85% ,
1/08/27 (a) (b) 6,325
1,135,000 INEOS Quattro Finance 2 PLC 144A , 9.63% ,
3/15/29 (a) 1,193
2,075,000 JDE Peet's NV 144A , 0.80% , 9/24/24 (a) 2,008
2,750,000 John Deere Capital Corp. , 4.95% , 6/06/25 2,760
5,474,000 John Deere Financial Inc. , 2.46% , 4/04/24
CAD (c) 4,053
3,025,000 Match Group Holdings II LLC 144A , 5.00% ,
12/15/27 (a) 2,929

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
5,000,000 Mercedes-Benz Finance Canada Inc. , 2.97% ,
3/13/24 CAD (c) $ 3,710
3,520,000 Mercedes-Benz Finance North America LLC
144A , ( U.S. Secured Overnight Financing Rate +
0.930% ) , 6.28% , 3/30/25 (a) (b) 3,546
6,735,000 Mercedes-Benz Finance North America LLC
144A , 5.38% , 8/01/25 (a) 6,800
970,000 Meritage Homes Corp. , 6.00% , 6/01/25 969
1,990,000 Meritage Homes Corp. , 5.13% , 6/06/27 1,953
7,425,000 Microchip Technology Inc. , 0.97% , 2/15/24 7,411
3,620,000 Microchip Technology Inc. , 0.98% , 9/01/24 3,524
7,640,000 Nissan Motor Acceptance Co. LLC 144A , ( 3
mo. Term Secured Overnight Financing Rate +
0.902% ) , 6.28% , 3/08/24 (a) (b) 7,641
1,550,000 Penske Automotive Group Inc. , 3.50% ,
9/01/25 (e) 1,509
4,525,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A , 3.95% , 3/10/25 (a) 4,451
1,965,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A , 5.35% , 1/12/27 (a) 1,977
3,000,000 PepsiCo Inc. , 2.15% , 5/06/24 CAD (c) 2,215
4,910,000 PTC Inc. 144A , 3.63% , 2/15/25 (a) 4,824
1,865,000 Quanta Services Inc. , 0.95% , 10/01/24 1,809
3,640,000 Regal Rexnord Corp. 144A , 6.05% , 2/15/26 (a) 3,680
3,345,000 Revvity Inc. , 0.85% , 9/15/24 (e) 3,247
3,060,000 Sirius XM Radio Inc. 144A , 3.13% , 9/01/26 (a) 2,859
3,025,000 Standard Industries Inc. 144A , 5.00% ,
2/15/27 (a) (e) 2,941
143,000 Take-Two Interactive Software Inc. , 3.30% ,
3/28/24 142
1,550,000 Toll Brothers Finance Corp. , 4.88% , 11/15/25 1,542
3,500,000 Toyota Credit Canada Inc. , 2.64% , 3/27/24
CAD (c) 2,593
4,020,000 Toyota Motor Credit Corp. , ( Secured
Overnight Financing Rate + 0.890% ) , 6.25% ,
5/18/26 (b) (e) 4,045
2,985,000 Travel + Leisure Co. 144A , 6.63% , 7/31/26 (a) 3,017
1,550,000 TRI Pointe Group Inc./TRI Pointe Homes Inc. ,
5.88% , 6/15/24 1,551
1,880,000 United Airlines Inc. 144A , 4.38% , 4/15/26 (a) 1,815
13,150,000 United Parcel Service Inc. , 2.13% , 5/21/24
CAD (c) 9,693
3,775,000 VMware LLC , 1.00% , 8/15/24 3,682
10,395,000 Volkswagen Group of America Finance LLC
144A , 5.80% , 9/12/25 (a) 10,501
1,610,000 Westlake Corp. , 0.88% , 8/15/24 1,570
230,611
Utility  (4%)
1,720,000 American Electric Power Co. Inc. , 2.03% ,
3/15/24 1,712
4,180,000 American Electric Power Co. Inc. , 5.70% ,
8/15/25 4,214
1,582,000 CenterPoint Energy Inc. , ( Secured Overnight
Financing Rate + 0.650% ) , 6.01% , 5/13/24 (b) 1,582
900,000 DPL Inc. , 4.13% , 7/01/25 878
3,375,000 Enbridge Inc. , ( Secured Overnight Financing
Rate + 0.630% ) , 5.99% , 2/16/24 (b) 3,375
6,840,000 Energy Transfer LP , 6.05% , 12/01/26 7,031
858,000 EQT Corp. , 6.13% , 2/01/25 861
7,301,000 EQT Corp. 144A , 3.13% , 5/15/26 (a) 6,944
Principal
or Shares Security Description
Value
(000)
720,000 Kodiak Gas Services LLC 144A , 7.25% ,
2/15/29 (a) $ 730
4,000,000 NextEra Energy Capital Holdings Inc. , 5.75% ,
9/01/25 4,042
10,090,000 NextEra Energy Capital Holdings Inc. , 4.95% ,
1/29/26 10,094
1,550,000 NextEra Energy Operating Partners LP 144A ,
4.25% , 7/15/24 (a) 1,535
3,125,000 ONEOK Inc. , 5.55% , 11/01/26 3,179
3,920,000 Ovintiv Inc. , 5.65% , 5/15/25 3,941
4,350,000 Phillips 66 , 0.90% , 2/15/24 4,342
9,500,000 Southern Co. 21-A , 0.60% , 2/26/24 9,468
2,320,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A , 7.38% , 2/15/29 (a) 2,316
430,000 Talos Production Inc. 144A , 9.00% , 2/01/29 (a) 435
3,045,000 TerraForm Power Operating LLC 144A , 5.00% ,
1/31/28 (a) 2,938
8,905,000 TransCanada PipeLines Ltd. FRN , ( Secured
Overnight Financing Rate + 1.520% ) , 6.87% ,
3/09/26 (b) 8,912
2,000,000 Venture Global LNG Inc. 144A , 9.50% ,
2/01/29 (a) 2,125
4,480,000 Vistra Operations Co. LLC 144A , 4.88% ,
5/13/24 (a) 4,472
900,000 Vistra Operations Co. LLC 144A , 5.00% ,
7/31/27 (a) 873
85,999
Total Corporate Bond (Cost - $683,979)
686,729
Mortgage Backed (7%
)
3,900,000 ACREC LLC 2023-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.230% ) ,
7.56% , 2/19/38 (a) (b) 3,900
1,988,265 BDS 2021-FL8 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.034% ) , 6.37% ,
1/18/36 (a) (b) 1,987
40,040 BDS Ltd. 2020-FL5 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.264% ) , 6.60% ,
2/16/37 (a) (b) 40
1,098,491 Bellemeade Re Ltd. 2021-3A 144A , ( U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.000% ) , 6.34% , 9/25/31 (a) (b) 1,097
1,014,687 BX Commercial Mortgage Trust 2019-XL 144A ,
( 1 mo. Term Secured Overnight Financing Rate
+ 1.034% ) , 6.37% , 10/15/36 (a) (b) 1,014
4,019,317 BX Commercial Mortgage Trust 2020-VKNG
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.044% ) , 6.38% , 10/15/37 (a) (b) 4,006
7,200,000 BX Commercial Mortgage Trust 2024-XL4
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.442% ) , 6.44% , 2/15/39 (a) (b) 7,214
6,604,027 BXMT Ltd. 2020-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.014% ) ,
6.35% , 2/15/38 (a) (b) 6,312
2,500,000 BXMT Ltd. 2020-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.264% ) ,
6.60% , 2/15/38 (a) (b) 2,318
1,802 CLNC Ltd. 2019-FL1 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.364% ) ,
6.70% , 8/20/35 (a) (b) 2
1,066,215 Connecticut Avenue Securities Trust 2019-
HRP1 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.264% ) , 7.61% ,
11/25/39 (a) (b) 1,075

Principal
or Shares Security Description
Value
(000)
3,645,893 Connecticut Avenue Securities Trust 2021-
R03 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850% ) , 6.19% ,
12/25/41 (a) (b) $ 3,645
1,111,816 Connecticut Avenue Securities Trust 2022-
R01 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000% ) , 6.34% ,
12/25/41 (a) (b) 1,112
4,098,029 Connecticut Avenue Securities Trust 2022-
R02 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.200% ) , 6.54% ,
1/25/42 (a) (b) 4,102
2,726,880 Connecticut Avenue Securities Trust 2022-
R06 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.750% ) , 8.09% ,
5/25/42 (a) (b) 2,810
5,759,783 Connecticut Avenue Securities Trust 2023-
R05 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.900% ) , 7.24% ,
6/25/43 (a) (b) 5,834
6,958,307 Connecticut Avenue Securities Trust 2023-
R06 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.700% ) , 7.04% ,
7/25/43 (a) (b) 7,034
3,541,190 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.277% ) , 6.61% ,
5/15/36 (a) (b) 3,537
149,454 FHLMC Multifamily Structured Pass-Through
Certificates KI06 , ( U.S. Secured Overnight
Financing Rate Index 30day Average + 0.334% ) ,
5.68% , 3/25/25 (b) 149
1,006,850 Freddie Mac STACR REMIC Trust 2021-DNA3
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.750% ) , 6.09% ,
10/25/33 (a) (b) 1,007
3,355,187 Freddie Mac STACR REMIC Trust 2021-DNA5
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.650% ) , 6.99% ,
1/25/34 (a) (b) 3,370
5,859,727 Freddie Mac STACR REMIC Trust 2021-HQA3
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850% ) , 6.19% ,
9/25/41 (a) (b) 5,834
3,784,523 Freddie Mac STACR REMIC Trust 2022-DNA1
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000% ) , 6.34% ,
1/25/42 (a) (b) 3,773
4,283,530 Freddie Mac STACR REMIC Trust 2022-DNA2
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.300% ) , 6.64% ,
2/25/42 (a) (b) 4,298
4,018,712 Freddie Mac STACR REMIC Trust 2022-HQA1
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100% ) , 7.44% ,
3/25/42 (a) (b) 4,065
7,733,415 Freddie Mac STACR REMIC Trust 2022-DNA3
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000% ) , 7.34% ,
4/25/42 (a) (b) 7,837
Principal
or Shares Security Description
Value
(000)
1,633,934 Freddie Mac STACR REMIC Trust 2022-DNA4
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.200% ) , 7.54% ,
5/25/42 (a) (b) $ 1,664
6,162,507 Freddie Mac STACR REMIC Trust 2022-DNA6
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.150% ) , 7.49% ,
9/25/42 (a) (b) 6,238
7,712,483 Freddie Mac STACR REMIC Trust 2023-HQA3
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.850% ) , 7.19% ,
11/25/43 (a) (b) 7,845
3,395,697 Freddie Mac STACR REMIC Trust 2022-DNA7
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500% ) , 7.84% ,
3/25/52 (a) (b) 3,464
153,267 Freddie Mac STACR Trust 2019-FTR2 144A ,
( U.S. Secured Overnight Financing Rate
Index 30day Average + 1.064% ) , 6.41% ,
11/25/48 (a) (b) 153
3,062 Freddie Mac STACR Trust 2019-DNA4
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.064% ) , 7.41% ,
10/25/49 (a) (b) 3
2,700,000 GS Mortgage Securities Corp. II 2023-SHIP
144A , 5.10% , 9/10/38 (a) (f) 2,642
2,000,000 HIG RCP LLC 2023-FL1 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.274% ) ,
7.61% , 9/19/38 (a) (b) 2,012
774,280 New Residential Mortgage Loan Trust 2017-5A
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.614% ) , 6.95% , 6/25/57 (a) (b) 768
1,945,324 Oaktown Re VII Ltd. 2021-2 144A , ( U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.600% ) , 6.94% , 4/25/34 (a) (b) 1,947
3,950,000 ONE Mortgage Trust 2021-PARK 144A , ( 1
mo. Term Secured Overnight Financing Rate +
0.814% ) , 6.15% , 3/15/36 (a) (b) 3,855
468,100 Radnor RE Ltd. 2021-2 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.850% ) , 7.19% , 11/25/31 (a) (b) 468
4,750,000 Shelter Growth CRE Issuer Ltd. 2023-FL5 144A ,
( 1 mo. Term Secured Overnight Financing Rate
+ 2.754% ) , 8.09% , 5/19/38 (a) (b) 4,793
1,059,848 STWD Ltd. 2019-FL1 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.194% ) ,
6.53% , 7/15/38 (a) (b) 1,046
7,300,000 THPT Mortgage Trust 2023-THL 144A , 7.23% ,
12/10/34 (a) (f) 7,553
Total Mortgage Backed (Cost - $131,513)
131,823
U.S. Treasury (18%
)
40,000,000 U.S. Treasury Bill , 5.37% , 2/01/24 (d) 40,000
15,000,000 U.S. Treasury Bill , 5.31% , 2/13/24 (d) 14,974
50,000,000 U.S. Treasury Bill , 5.44% , 2/22/24 (d) 49,847
10,000,000 U.S. Treasury Bill , 5.44% , 2/29/24 (d) 9,959
40,000,000 U.S. Treasury Bill , 5.36% , 3/05/24 (d) 39,807
40,000,000 U.S. Treasury Bill , 5.24% , 3/14/24 (d) 39,754
34,000,000 U.S. Treasury Bill , 5.36% , 4/04/24 (d) 33,689
15,000,000 U.S. Treasury Bill , 5.31% , 4/16/24 (d) 14,838
50,000,000 U.S. Treasury Bill , 5.37% , 4/18/24 (d) 49,444
22,000,000 U.S. Treasury Bill , 5.47% , 4/25/24 (d) 21,733
20,000,000 U.S. Treasury Bill , 5.45% , 5/02/24 (d) 19,737

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
12,000,000 U.S. Treasury Bill , 5.39% , 5/09/24 (d) $ 11,831
Total U.S. Treasury (Cost - $345,585)
345,613
Investment Company (2%
)
7,747,584 Payden Cash Reserves Money Market Fund* 7,748
2,726,002 Payden Floating Rate Fund, SI Class* 26,714
Total Investment Company (Cost - $34,748)
34,462
Total Investments (Cost - $2,012,896) (103%)
2,016,835
Liabilities in excess of Other Assets (-3%)
(58,877)
Net Assets (100%) $ 1,957,958
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2024.
(c) Principal in foreign currency.
(d) Yield to maturity at time of purchase.
(e) All or a portion of these securities are on loan. At January 31, 2024, the total market value of the Fund’s securities on loan is $5,404 and the total market value of the collateral held by the Fund is $5,406. Amounts in 000s.
(f) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CAD 3,604
USD  2,661 HSBC Bank USA, N.A. 03/18/2024 $ 21
USD 2,665
CAD  3,546 Citibank, N.A. 03/27/2024 26
USD 8,419
CAD  11,268 Citibank, N.A. 05/21/2024 27
USD 3,866
CAD  5,074 HSBC Bank USA, N.A. 03/13/2024 90
USD 3,847
CAD  5,073 HSBC Bank USA, N.A. 04/25/2024 69
USD 2,279
CAD  3,032 HSBC Bank USA, N.A. 05/06/2024 20
USD 1,519
CAD  2,021 HSBC Bank USA, N.A. 05/21/2024 13

Liabilities:
USD 5,483 CAD  7,405 HSBC Bank USA, N.A. 02/07/2024 (26)
USD 4,225 CAD  5,684 HSBC Bank USA, N.A. 03/18/2024 (6)
USD 4,100 CAD  5,541 HSBC Bank USA, N.A. 04/04/2024 (25)
(57)
Net Unrealized Appreciation (Depreciation)
$209